Contracts Receivables, Net (Details Textual)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Contracts Receivables, Net (Textual)
Total contract revenue percentage	100.00%	86.00%	90.00%